Income Taxes (Details 2) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets
Net operating loss carryforwards	$ 36,146,789	$ 20,164,392
Stock compensation	11,249,314	6,317,492
Deferred revenue	2,542,558	3,333,201
Research and development credit carryforward	757,701	5,979,964
Foreign tax credits	2,257,309	2,602,949
Accruals and others	1,287,592	1,072,422
Gross deferred tax assets	54,241,263	39,470,420
Less: valuation allowance	(52,737,104)	(38,694,795)
Deferred tax assets net of valuation allowance	1,504,159	775,625
Deferred tax liability:
Fixed assets	(1,504,159)	(775,625)
Net deferred tax assets